INCOME TAX (CREDIT)/EXPENSE (Schedule of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Unrecognised deferred tax assets - continuing operations
(Decrease)/increase in net operating losses	$ 4,806	$ 2,619
Increase in net operating losses, percentage	12.05%	6.22%
USA [Member]
Unrecognised deferred tax assets - continuing operations
Temporary differences	$ 68	$ 2
Temporary differences, percentage	0.17%	0.01%
Brazil [Member]
Unrecognised deferred tax assets - continuing operations
(Decrease)/increase in net operating losses	$ (714)	$ 1,670
Increase in net operating losses, percentage	(1.79%)	3.96%
Ireland [Member]
Unrecognised deferred tax assets - continuing operations
(Decrease)/increase in net operating losses	$ 5,452	$ 947
Increase in net operating losses, percentage	13.67%	2.25%